Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8.	Income Taxes

The Company’s effective income tax rate for the Current Quarter and the Prior Year Quarter was approximately 40% and 0%, respectively. The Prior Year Quarter’s effective tax rate has been adjusted by a tax benefit from the effect of a state and local rate allocation change resulting in a (40)% adjustment to the effective tax rate by virtue of applying the rate differential to the opening net deferred tax liability. The Company’s effective income tax rate for the Current Six Months and the Prior Year Six Months was approximately 40% and 1%, respectively. The Prior Year Six Months effective tax rate has been adjusted by a tax benefit from the effect of a state and local rate allocation change resulting in a (39)% adjustment to the effective tax rate by virtue of applying the rate differential to the opening net deferred tax liability.

9. Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. In determining the need for a valuation allowance, management reviews both positive and negative evidence pursuant to the requirements of ASC Topic 740, including current and historical results of operations, future income projections and the overall prospects of the Company's business.

The income tax provision (benefit) for federal, and state and local income taxes in the consolidated statements of operations consists of the following:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Current:
Federal	$109,000	$-	$-
State and local	53,000	-	175,000
Total current	162,000	-	175,000

Deferred:
Federal	(754,000)	(178,000)	-
State and local	(174,000)	(12,000)	-
Total deferred	(928,000)	(190,000)	-
Total provision (benefit)	$(766,000)	$(190,000)	$175,000

The reconciliation of income tax computed at the Federal and state statutory rate to the Company’s loss before taxes are as follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 28, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
U.S. statutory federal rate	34.0%	34.0%	-%
State and local, net of federal tax	6.3%	2.5%	4.0%
Gain on reduction of contingent obligation	(72.5)%	-%	-%
Deferred tax adjustment	6.7%	(18.6)%	-%
Other permanent differences	3.6%	-%	0.5%
Income tax provision (benefit)	(21.9)%	17.9%	4.5%

The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets
Federal state and local net operating loss carryforwards	$-	$337,000
Property and equipment	34,000	-
Stock based compensation	1,439,000	149,000
Accrued compensation and other accrued expenses	91,000	19,000
Allowance for doubtful accounts	10,000	-
Royalty advances	222,000	-
Total deferred tax assets	$1,796,000	$505,000

Deferred tax liability
Property and equipment	$-	$(15,000)
Basis difference arising from discounted note payable	(602,000)	(644,000)
Basis difference arising from intangible assets of acquisition	(11,371,000)	(10,951,000)
Total deferred tax liabilities	(11,973,000)	(11,610,000)
Net deferred tax liabilities	$(10,177,000)	$(11,105,000)

The Successor has available at December 31, 2012 and December 31, 2011, approximately $0 and $851,000, respectively, of unused U.S. federal and state and local net operating loss carryforwards that may be applied against future taxable income.

IM Ready-Made, LLC is a limited liability company, and treated as a partnership for income tax reporting purposes. The Internal Revenue Code (“IRC”) provides that any income or loss is passed through to the members for federal and state income tax purposes. Accordingly, neither IM Ready-Made, LLC nor its unincorporated Licensing Business division (the Predecessor) has provided for federal or state income taxes. IM Ready-Made, LLC is subject to New York City unincorporated business tax.